Interest-bearing loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Liabilities and equity beginning balance	$ 2,973,518
Proceeds from issue of other notes	150,000
Proceeds from loans and borrowings	326,014
Proceeds from issue of other borrowings	50,010
Proceeds from settlement of derivatives	0
Transaction costs related to loans and borrowings	(5,874)
Repayment of borrowings	(710,993)
Dividend paid	(44,133)
Total changes from financing cash flows	(234,976)
Capitalized borrowing costs	4,001
Total liability-related other changes	4,001
Total equity-related other changes	2,538
Liabilities and equity ending balance	2,745,081
Loans and borrowings
Disclosure of detailed information about borrowings [line items]
Liabilities beginning balance	1,085,562
Proceeds from issue of other notes	0
Proceeds from loans and borrowings	326,014
Proceeds from issue of other borrowings	0
Proceeds from settlement of derivatives	0
Transaction costs related to loans and borrowings	(3,174)
Repayment of borrowings	(710,993)
Dividend paid	0
Total changes from financing cash flows, liabilities	(388,153)
Capitalized borrowing costs	3,682
Total liability-related other changes	3,682
Liabilities ending balance	701,091
Other Notes
Disclosure of detailed information about borrowings [line items]
Liabilities beginning balance	0
Proceeds from issue of other notes	150,000
Proceeds from loans and borrowings	0
Proceeds from issue of other borrowings	0
Proceeds from settlement of derivatives	0
Transaction costs related to loans and borrowings	(2,700)
Repayment of borrowings	0
Dividend paid	0
Total changes from financing cash flows, liabilities	147,300
Capitalized borrowing costs	319
Total liability-related other changes	319
Liabilities ending balance	147,619
Other borrowings
Disclosure of detailed information about borrowings [line items]
Liabilities beginning balance	0
Proceeds from issue of other notes	0
Proceeds from loans and borrowings	0
Proceeds from issue of other borrowings	50,010
Proceeds from settlement of derivatives	0
Transaction costs related to loans and borrowings	0
Repayment of borrowings	0
Dividend paid	0
Total changes from financing cash flows, liabilities	50,010
Capitalized borrowing costs	0
Total liability-related other changes	0
Liabilities ending balance	50,010
Share capital / premium
Disclosure of detailed information about borrowings [line items]
Equity beginning balance	1,388,273
Proceeds from issue of other notes	0
Proceeds from loans and borrowings	0
Proceeds from issue of other borrowings	0
Proceeds from settlement of derivatives	0
Transaction costs related to loans and borrowings	0
Repayment of borrowings	0
Dividend paid	0
Total changes from financing cash flows, equity	0
Capitalized borrowing costs	0
Total equity-related other changes	0
Equity ending balance	1,388,273
Reserves
Disclosure of detailed information about borrowings [line items]
Equity beginning balance	120
Proceeds from issue of other notes	0
Proceeds from loans and borrowings	0
Proceeds from issue of other borrowings	0
Proceeds from settlement of derivatives	0
Transaction costs related to loans and borrowings	0
Repayment of borrowings	0
Dividend paid	0
Total changes from financing cash flows, equity	0
Capitalized borrowing costs	0
Total equity-related other changes	448
Equity ending balance	568
Treasury shares
Disclosure of detailed information about borrowings [line items]
Equity beginning balance	(16,102)
Proceeds from issue of other notes	0
Proceeds from loans and borrowings	0
Proceeds from issue of other borrowings	0
Proceeds from settlement of derivatives	0
Transaction costs related to loans and borrowings	0
Repayment of borrowings	0
Dividend paid	0
Total changes from financing cash flows, equity	0
Capitalized borrowing costs	0
Total equity-related other changes	0
Equity ending balance	(16,102)
Retained earnings
Disclosure of detailed information about borrowings [line items]
Equity beginning balance	515,665
Proceeds from issue of other notes	0
Proceeds from loans and borrowings	0
Proceeds from issue of other borrowings	0
Proceeds from settlement of derivatives	0
Transaction costs related to loans and borrowings	0
Repayment of borrowings	0
Dividend paid	44,133
Total changes from financing cash flows, equity	(44,133)
Capitalized borrowing costs	0
Total equity-related other changes	2,090
Equity ending balance	$ 473,622